Columbia Limited Duration Credit Fund
Third Quarter Report
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Limited Duration Credit Fund, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 92.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 8.6%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	3,236,000	3,213,117
BAE Systems PLC(a)
03/26/2029	5.125%	5,667,000	5,786,212
Boeing Co. (The)
03/01/2029	3.200%	1,610,000	1,519,878
05/01/2029	6.298%	3,060,000	3,220,156
L3Harris Technologies, Inc.
01/15/2027	5.400%	6,360,000	6,459,037
06/01/2029	5.050%	3,678,000	3,733,884
Northrop Grumman Corp.
02/01/2027	3.200%	8,594,000	8,440,513
Raytheon Technologies Corp.
03/15/2027	3.500%	7,362,000	7,254,750
United Technologies Corp.
11/16/2028	4.125%	4,945,000	4,905,468
Total			44,533,015
Banking 21.3%
Bank of America Corp.(b)
01/24/2031	5.162%	20,280,000	20,656,071
Citigroup, Inc.(b)
06/03/2031	2.572%	9,770,000	8,746,182
Goldman Sachs Group, Inc. (The)(b)
04/23/2031	5.218%	13,201,000	13,444,648
HSBC Holdings PLC(b)
11/19/2030	5.286%	4,322,000	4,388,950
03/03/2031	5.130%	3,149,000	3,172,883
JPMorgan Chase & Co.(b)
10/22/2030	4.603%	2,627,000	2,622,705
01/24/2031	5.140%	13,616,000	13,885,676
04/22/2031	5.103%	3,163,000	3,221,598
Morgan Stanley(b)
04/18/2030	5.656%	3,185,000	3,294,892
10/18/2030	4.654%	6,523,000	6,500,945
01/15/2031	5.230%	748,000	762,348
04/17/2031	5.192%	5,227,000	5,319,764
Royal Bank of Canada(b)
10/18/2030	4.650%	2,284,000	2,280,674
02/04/2031	5.153%	3,628,000	3,692,008
05/02/2031	4.970%	4,034,000	4,077,983
US Bancorp(b)
02/12/2031	5.046%	6,391,000	6,466,914
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(b)
01/24/2031	5.244%	7,334,000	7,483,964
Total			110,018,205
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	5,660,000	5,128,336
Electric 13.1%
AEP Texas, Inc.
07/01/2030	2.100%	4,425,000	3,874,708
AES Corp. (The)
01/15/2026	1.375%	4,800,000	4,679,795
CenterPoint Energy, Inc.
08/10/2026	5.250%	11,495,000	11,597,379
CMS Energy Corp.
11/15/2025	3.600%	7,100,000	7,055,086
Commonwealth Edison Co.
03/01/2030	2.200%	2,485,000	2,244,426
Emera US Finance LP
06/15/2026	3.550%	8,192,000	8,062,437
Eversource Energy
08/15/2030	1.650%	792,000	676,849
FirstEnergy Transmission LLC
01/15/2030	4.550%	5,605,000	5,552,379
NRG Energy, Inc.(a)
12/02/2027	2.450%	4,717,000	4,444,189
Oncor Electric Delivery Co. LLC
11/01/2029	4.650%	4,755,000	4,799,459
Pacific Gas and Electric Co.
06/15/2028	3.000%	6,837,000	6,474,130
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	862,000	863,762
WEC Energy Group, Inc.
06/15/2025	3.550%	783,000	780,707
09/12/2026	5.600%	1,058,000	1,072,450
Xcel Energy, Inc.
12/01/2029	2.600%	6,016,000	5,497,390
Total			67,675,146
Food and Beverage 11.0%
Bacardi Ltd.(a)
05/15/2028	4.700%	16,974,000	16,968,716
Bacardi-Martini BV(a)
02/01/2030	5.550%	2,340,000	2,387,891

Columbia Limited Duration Credit Fund  | 2025

Portfolio of Investments  (continued)
Columbia Limited Duration Credit Fund, April 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellation Brands, Inc.
08/01/2029	3.150%	2,915,000	2,742,493
Diageo Capital PLC
10/05/2026	5.375%	3,778,000	3,835,538
Diageo Investment Corp.
08/15/2030	5.125%	2,650,000	2,717,312
General Mills, Inc.
01/30/2027	4.700%	4,664,000	4,690,674
Heineken NV(a)
01/29/2028	3.500%	8,177,000	8,018,000
Keurig Dr Pepper, Inc.
03/15/2027	5.100%	8,210,000	8,309,469
Mars, Inc.(a)
03/01/2030	4.800%	7,282,000	7,371,266
Total			57,041,359
Health Care 2.1%
CVS Health Corp.
04/01/2030	3.750%	2,045,000	1,944,688
HCA, Inc.
03/01/2030	5.250%	3,199,000	3,248,496
09/01/2030	3.500%	5,890,000	5,500,065
Total			10,693,249
Healthcare Insurance 1.5%
Centene Corp.
02/15/2030	3.375%	5,707,000	5,205,608
UnitedHealth Group, Inc.
12/15/2028	3.875%	2,605,000	2,574,542
Total			7,780,150
Independent Energy 4.4%
APA Corp.(a)
01/15/2030	4.250%	2,776,000	2,593,098
Canadian Natural Resources Ltd.
07/15/2025	2.050%	1,311,000	1,302,972
Diamondback Energy, Inc.
01/30/2030	5.150%	3,276,000	3,327,211
Occidental Petroleum Corp.
08/01/2029	5.200%	10,158,000	10,023,142
09/01/2030	6.625%	5,268,000	5,457,388
Total			22,703,811
Integrated Energy 1.0%
BP Capital Markets America, Inc.
11/17/2027	5.017%	5,300,000	5,401,487
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 7.7%
Corebridge Global Funding(a)
01/07/2028	4.900%	1,415,000	1,433,514
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	937,000	959,558
Met Tower Global Funding(a)
10/01/2027	4.000%	1,020,000	1,013,218
04/12/2029	5.250%	4,336,000	4,459,672
New York Life Global Funding(a)
12/05/2029	4.600%	2,434,000	2,460,734
Northwestern Mutual Global Funding(a)
06/01/2028	1.700%	1,485,000	1,375,980
01/13/2030	4.960%	2,848,000	2,909,759
05/28/2031	5.160%	2,882,000	2,951,302
Principal Life Global Funding II(a)
08/16/2026	1.250%	8,852,000	8,516,827
11/27/2029	4.950%	13,472,000	13,677,232
Total			39,757,796
Media and Entertainment 1.4%
Warnermedia Holdings, Inc.
03/15/2029	4.054%	7,512,000	7,024,858
Midstream 3.7%
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	6,112,000	6,067,072
Kinder Morgan, Inc(c)
06/01/2030	5.150%	2,439,000	2,458,637
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	6,835,000	6,837,501
Western Midstream Operating LP
01/15/2029	6.350%	3,751,000	3,898,800
Total			19,262,010
Natural Gas 1.0%
NiSource, Inc.
07/01/2029	5.200%	5,157,000	5,272,856
Pharmaceuticals 2.5%
Gilead Sciences, Inc.
03/01/2026	3.650%	10,736,000	10,678,804
Roche Holdings, Inc.(a)
11/13/2030	5.489%	2,049,000	2,165,509
Total			12,844,313
Columbia Limited Duration Credit Fund  | 2025

Portfolio of Investments  (continued)
Columbia Limited Duration Credit Fund, April 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 1.6%
Canadian Pacific Railway Co.
03/30/2030	4.800%	3,895,000	3,937,479
12/02/2031	2.450%	4,860,000	4,225,141
Total			8,162,620
Restaurants 0.5%
McDonald’s Corp.
05/15/2030	4.600%	2,645,000	2,663,229
Retailers 0.4%
Walmart, Inc.
04/28/2030	4.350%	1,881,000	1,903,518
Technology 4.2%
Broadcom, Inc.
04/15/2028	4.800%	1,950,000	1,979,179
02/15/2030	4.350%	1,847,000	1,825,465
Cisco Systems, Inc.
02/24/2028	4.550%	5,290,000	5,374,386
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	5,369,000	5,441,414
Intel Corp.
11/15/2029	2.450%	4,480,000	4,032,828
Microchip Technology, Inc.
02/15/2030	5.050%	2,878,000	2,868,733
Total			21,522,005
Transportation Services 0.5%
FedEx Corp.(a)
05/15/2030	4.250%	2,640,000	2,579,855
Wireless 4.5%
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%	7,986,600	8,045,120
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile US, Inc.
02/15/2026	2.250%	8,850,000	8,677,196
04/15/2027	3.750%	3,468,000	3,430,930
04/15/2030	3.875%	3,093,000	2,985,588
Total			23,138,834
Wirelines 0.3%
Verizon Communications, Inc.
09/21/2028	4.329%	1,845,000	1,851,168
Total Corporate Bonds & Notes (Cost $474,576,591)			476,957,820

U.S. Treasury Obligations 3.3%

U.S. Treasury
06/15/2025	2.875%	16,526,700	16,492,623
12/31/2031	4.375%	883,000	913,215
Total U.S. Treasury Obligations (Cost $17,345,826)			17,405,838

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.503%(d),(e)	18,490,454	18,484,907
Total Money Market Funds (Cost $18,483,226)		18,484,907
Total Investments in Securities (Cost: $510,405,643)		512,848,565
Other Assets & Liabilities, Net		3,984,180
Net Assets		516,832,745
At April 30, 2025, securities and/or cash totaling $1,705,294 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	880	06/2025	USD	183,170,625	1,623,896	—

Columbia Limited Duration Credit Fund  | 2025

Portfolio of Investments  (continued)
Columbia Limited Duration Credit Fund, April 30, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(114)	06/2025	USD	(12,792,938)	—	(195,399)
U.S. Treasury 5-Year Note	(931)	06/2025	USD	(101,660,836)	—	(1,176,795)
Total					—	(1,372,194)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $115,703,017, which represents 22.39% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2025.

(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2025.
(e)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.503%
	39,478,759	277,337,523	(298,329,914)	(1,461)	18,484,907	(1,379)	915,398	18,490,454
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Limited Duration Credit Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT183_07_R01_(06/25)